United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—96.3%
	AUSTRALIAN DOLLAR—2.3%
	State/Provincial—2.3%
1,725,000	Queensland Treasury Corp., 4.00%, 6/21/2019	$1,780,259
	BRITISH POUND—11.4%
	Finance - Automotive—2.3%
1,000,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,741,938
	Retailers—1.1%
400,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 3/27/2034	844,841
	Sovereign—4.9%
2,100,000	United Kingdom, Government of, 1.75%, 9/7/2022	3,371,377
180,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	325,542
	TOTAL	3,696,919
	Telecommunications & Cellular—1.7%
650,000	Vodafone Group PLC, Sr. Unsecd. Note, (Series EMTN), 5.625%, 12/4/2025	1,294,881
	Utilities—1.4%
550,000	RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	1,102,878
	TOTAL BRITISH POUND	8,681,457
	CANADIAN DOLLAR—3.8%
	Sovereign—3.8%
700,000	Canada, Government of, 4.00%, 6/1/2017	796,221
1,630,000	Canada, Government of, Bond, 3.25%, 6/1/2021	1,862,773
200,000	Canada, Government of, Bond, 4.00%, 6/1/2016	223,040
	TOTAL CANADIAN DOLLAR	2,882,034
	DANISH KRONE—1.9%
	Mortgage Banks—0.5%
2,184,661	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	394,586
	Sovereign—1.4%
5,700,000	Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	1,055,667
	TOTAL DANISH KRONE	1,450,253
	EURO—31.5%
	Insurance—1.2%
650,000	MetLife Global Funding I, (Series EMTN), 4.625%, 5/16/2017	914,287
	Sovereign—30.3%
890,000	Belgium, Government of, 2.75% 3/28/2016	1,191,980
550,000	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	783,451
1,500,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,599,150
450,000	Bundesrepublic Deutschland, 2.25%, 9/4/2021	616,667
500,000	Bundesrepublic Deutschland, 3.25%, 7/4/2042	790,589
300,000	Bundesrepublic Deutschland, Bond, 3.50%, 1/4/2016	420,318
850,000	Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,053,840
930,000	Buoni Poliennali Del Tes, 5.00%, 8/1/2039	997,799
1,735,000	Buoni Poliennali Del Tes, Sr. Unsecd. Note, 5.00%, 3/1/2025	2,001,151
724,000	France, Government of, 4.25%, 10/25/2023	1,079,662
790,000	France, Government of, Bond, 3.50%, 4/25/2026	1,089,509
1,025,000	France, Government of, Bond, 4.50%, 4/25/2041	1,631,021

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
886,000		French Treasury Note, 2.00%, 7/12/2015	$1,168,904
900,000		Germany, Government of, 3.75%, 1/4/2015	1,231,863
1,500,000		Italy, Government of, Bond, 4.25%, 2/1/2015	1,931,525
610,000		Netherlands, Government of, Bond, 3.25%, 7/15/2015	834,776
1,730,000		Netherlands, Government of, Bond, 4.50%, 7/15/2017	2,568,104
1,200,000		Spain Letras Del Tesoro, Unsecd. Note, 6/21/2013	1,475,699
420,000		Spain, Government of, Unsecd. Note, 4.00%, 7/30/2015	519,265
		TOTAL	22,985,273
		TOTAL EURO	23,899,560
		HONG KONG DOLLAR—1.4%
		Sovereign—1.4%
8,450,000		Hong Kong, Government of, 0.36%, 11/19/2012	1,089,796
		JAPANESE YEN—36.2%
		Agency—3.4%
200,000,000		Caisse d'Amortissement de la Dette Sociale (CADES), Series EMTN, 0.64571%, 3/12/2014	2,555,616
		Banking—8.4%
50,000,000		Asian Development Bank, 2.35%, 6/21/2027	730,642
70,000,000		European Investment Bank, 1.25%, 9/20/2012	894,526
180,000,000		KFW, 2.05%, 2/16/2026	2,550,703
160,000,000		Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	2,201,976
		TOTAL	6,377,847
		Finance—1.7%
97,000,000		General Electric Capital Corp., (Series MTN), 2.00%, 2/22/2017	1,302,914
		Sovereign—22.7%
177,000,000		Japan, Government of, 0.30%, 12/20/2016	2,272,497
235,000,000		Japan, Government of, 0.40%, 6/20/2015	3,025,595
314,000,000		Japan, Government of, 1.30%, 3/20/2021	4,229,024
280,000,000		Japan, Government of, Sr. Unsecd. Note, 1.10%, 6/20/2020	3,727,338
290,000,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2017	3,977,224
		TOTAL	17,231,678
		TOTAL JAPANESE YEN	27,468,055
		NORWEGIAN KRONE—3.3%
		Sovereign—3.3%
7,100,000		Norway, Government of, Bond, 4.25%, 5/19/2017	1,381,690
6,590,000		Norwegian T-Bill, 6/19/2013	1,124,383
		TOTAL NORWEGIAN KRONE	2,506,073
		SINGAPORE DOLLAR—1.4%
		Sovereign—1.4%
1,170,000		Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	1,039,577
		SWEDISH KRONA—3.1%
		Sovereign—3.1%
14,200,000		Sweden, Government of, 4.50%, 8/12/2015	2,366,517
		TOTAL BONDS (IDENTIFIED COST $72,906,834)	73,163,581
		INVESTMENT FUND—0.5%
3,778	[1]	GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $377,770)	379,209

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		MUTUAL FUNDS—2.2%[2]
400,674	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	$400,674
127,837		Federated Project and Trade Finance Core Fund	1,251,519
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,677,227)	1,652,193
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $74,961,831)[4]	75,194,983
		OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	744,773
		TOTAL NET ASSETS—100%	$75,939,756
At August 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/6/2012	1,881,592 Canadian Dollar	2,367,500 New Zealand Dollar	$3,976
9/6/2012	2,367,500 New Zealand Dollar	1,888,635 Canadian Dollar	$(2,393)
9/14/2012	1,500,000 Euro	1,872,065 U.S.Dollar	$14,899
9/24/2012	1,775,600 Great Britain Pound	2,809,266 U.S.Dollar	$9,881
9/28/2012	1,900,000 Euro	184,208,040 Japanese Yen	$36,628
9/28/2012	2,450,000 Euro	237,798,715 Japanese Yen	$69,473
9/28/2012	406,644,507 Japanese Yen	4,089,000 Euro	$87,268
9/28/2012	237,798,658 Japanese Yen	2,506,064 Euro	$1,562
10/26/2012	1,997,125 Euro	14,800,000 Norwegian Krone	$99,835
10/26/2012	900,000 Canadian Dollar	70,585,380 Japanese Yen	$15,216
10/26/2012	57,061,480 Japanese Yen	700,000 Australian Dollar	$1,492
10/26/2012	69,802,470 Japanese Yen	900,000 Canadian Dollar	$(1,412)
11/28/2012	9,192,250 Danish Krone	10,253,955 Swedish Krona	$7,126
11/28/2012	715,642 Canadian Dollar	455,000 Great Britain Pound	$4,481
Contracts Sold:
9/6/2012	1,888,635 Canadian Dollar	2,367,500 New Zealand Dollar	$(12,005)
9/6/2012	2,367,500 New Zealand Dollar	1,881,592 Canadian Dollar	$3,278
9/14/2012	160,000 Euro	195,237 U.S.Dollar	$(6,039)
9/24/2012	1,775,600 Great Britain Pound	2,802,129 U.S.Dollar	$(17,017)
9/28/2012	2,506,064 Euro	237,798,658 Japanese Yen	$(116,719)
9/28/2012	4,089,000 Euro	406,644,507 Japanese Yen	$(37,011)
9/28/2012	237,798,715 Japanese Yen	2,450,000 Euro	$(24,854)
9/28/2012	184,208,040 Japanese Yen	1,900,000 Euro	$622
10/26/2012	900,000 Canadian Dollar	69,802,470 Japanese Yen	$(18,522)
10/26/2012	700,000 Australian Dollar	57,061,480 Japanese Yen	$8,279
10/26/2012	70,585,380 Japanese Yen	900,000 Canadian Dollar	$(5,286)
10/26/2012	14,800,000 Norwegian Krone	1,997,125 Euro	$(134,494)
11/28/2012	455,000 Great Britain Pound	715,642 Canadian Dollar	$(2,242)
11/28/2012	10,253,955 Swedish Krona	9,192,250 Danish Krone	$4,717
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(9,261)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $337,609 and $329,115, respectively. This is based on contracts held as of each month-end throughout the period.
At August 31, 2012, the Fund had no outstanding option contracts.
The average notional amount of purchased options held by the Fund throughout the period was $930,000. This is based on amounts held as of each month-end throughout the period.
At August 31, 2012, the Fund had no outstanding futures contracts.

The average notional value of short futures contracts held by the Fund throughout the period was $92,297. This is based on amounts held as of each month-end throughout the period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
2	Affiliated holdings.
3	7-Day net yield.
4	At August 31, 2012, the cost of investments for federal tax purposes was $75,268,336. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $73,353. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,778,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,851,784.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$73,163,581	$—	$73,163,581
Investment Fund	—	—	379,209[1]	379,209
Mutual Funds	400,674	1,251,519	—	1,652,193
TOTAL SECURITIES	$400,674	$74,415,100	$379,209	$75,194,983
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(9,261)	$—	$(9,261)
1	Includes $1,079,061 of a security transferred from Level 1 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012